WARRANT LIABILITY	12 Months Ended
Dec. 31, 2018
WARRANT LIBILITY [Abstract]
WARRANT LIABILITY
13. WARRANT LIABILITY

In connection with the public offering of the Company’s common stock that closed on September 16, 2013, the Company issued to its underwriters, a warrant to purchase up to a total of 10,500,000 shares of common stock (35% of the shares sold in the public offering) at $30.2 per ADS (aggregate of 1,050,000 ADSs) or $3.02 per share. The option is exercisable from September 16, 2013 to September 16, 2017. There are three ways in which the Company might settle the warrant liability: i) physical delivery of Shares, ii) physical delivery of ADS (at the election of the holder) or iii) net share settlement, if unable to register the shares in the case of i and ii. Warrants are separately transferable, and the holder can choose to exercise the warrant in whole or part. The exercise price is subject to adjustment under several circumstances and also to anti-dilution adjustments. All warrants expired on September 16, 2017.

The Company accounted for the warrant as a derivative liability because the exercise price is subject to adjustment under several special circumstances, including anti-dilution clauses. As a result, the warrant is not considered indexed to the Company’s own stock, and as such, all future changes in the fair value of the option are recognized currently in earnings until such time as the warrant is exercised or expired.

On September 16, 2013, the issue date of the warrant, the Company recorded this warrant at its fair value of $12,547,500 with an offset to shareholders’ equity. The Company recognized a gain of $577,500 from the change in fair value of the warrant liability for year ended December 31, 2016.

This warrant did not trade in an active securities market, and as such, the Company estimated its fair value using the Monte Carlo Simulation as of the date that the warrant was originally issued and as of each year and reporting date using the following main assumptions.

As December 31,
2016
Stock price	$3.20
Exercise price	$30.2
Annual dividend yield	-%
Time to maturity	0.7
Risk-free interest rate	0.70%
Expected volatility	42.9%

Expected volatility is based on historical volatility.  Historical volatility is computed using daily pricing observations for recent periods that correspond to the term of the warrant.  The Company believes this method produces an estimate that is representative of future volatility over the expected term of this warrant.  The expected life is based on the remaining term of the warrant. The risk-free interest rate is based on U.S. Treasury securities with time to maturity close to the remaining term of the warrant.